SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds		$ 287,500,000
Fair value to Public Warrants at issuance		(5,606,250)
Redeemable ordinary share issuance costs		(16,098,990)
Remeasurement of carrying value to redemption value	$ 5,813,213	33,209,323
Redeemable ordinary shares subject to possible redemption, beginning	299,004,083
Redemption	(284,916,127)
Redeemable ordinary shares subject to possible redemption, ending	$ 19,901,169	$ 299,004,083